Property and Equipment, Net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
Property and Equipment , Net
Total	¥ 424,493	¥ 248,837
Accumulated depreciation	(121,830)	(90,602)
Impairment of property and equipment	(9,103)	(2,883)
Net book value	293,560	155,352		$ 41,979
Depreciation expenses	34,187	22,719	¥ 20,741
Building
Property and Equipment , Net
Total	99,166	99,166
Leasehold improvements
Property and Equipment , Net
Total	127,455	74,276
Medical equipment
Property and Equipment , Net
Total	170,962	51,713
Office equipment, furniture and others
Property and Equipment , Net
Total	10,784	10,846
Production machinery
Property and Equipment , Net
Total	6,526	6,059
Computers and electrical equipment
Property and Equipment , Net
Total	¥ 9,600	¥ 6,777